Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Nature of Operations

Nature of Operations – Northrop Grumman Corporation and its subsidiaries (Northrop Grumman or the company) provide technologically advanced, innovative products, services, and solutions in aerospace, electronics, information systems, and technical services.

Subsequent event – Effective March 31, 2011, the company completed the spin-off to its shareholders of Huntington Ingalls Industries, Inc. (HII), which was formed to operate the business that was previously the company’s Shipbuilding business (Shipbuilding). The spin-off was the culmination of the company’s exploration of strategic alternatives for Shipbuilding. We believe that the separation of Shipbuilding is in the best interests of shareholders, customers, and employees by allowing both the company and Shipbuilding to more effectively pursue their respective opportunities to maximize value. As a result of the spin-off, the assets, liabilities, results of operations and cash flows for the former Shipbuilding segment have been reclassified as discontinued operations for all periods presented.

In January 2009, the company streamlined its organizational structure by reducing the number of operating segments. The four segments in continuing operations are Aerospace Systems, Electronic Systems, Information Systems, and Technical Services. Product sales are predominantly generated in the Aerospace Systems and Electronic Systems segments, while the majority of the company’s service revenues are generated by the Information Systems and Technical Services segments.

Aerospace Systems is a leading developer, integrator, producer and supporter of manned and unmanned aircraft, spacecraft, high-energy laser systems, microelectronics and other systems and subsystems critical to maintaining the nation’s security and leadership in technology. These systems are used, primarily by U.S. Government customers, in many different mission areas including intelligence, surveillance and reconnaissance; communications; battle management; strike operations; electronic warfare; missile defense; earth observation; space science; and space exploration.

Electronic Systems is a leader in the design, development, manufacture, and support of solutions for sensing, understanding, anticipating, and controlling the environment for our global military, civil, and commercial customers and their operations. The segment provides a variety of defense electronics and systems, airborne fire control radars, situational awareness systems, early warning systems, airspace management systems, navigation systems, communications systems, marine systems, space systems, and logistics services.

Information Systems is a leading global provider of advanced solutions for Department of Defense (DoD), national intelligence, federal civilian, state and local agencies, and commercial customers. Products and services are focused on the fields of command, control, communications, computers and intelligence; air and missile defense; airborne reconnaissance; intelligence processing; decision support systems; cybersecurity; information technology; and systems engineering and integration.

Technical Services is a provider of logistics, infrastructure, and sustainment support, while also providing a wide array of technical services, including training and simulation.

As prime contractor, principal subcontractor, partner, or preferred supplier, Northrop Grumman participates in many high-priority defense and non-defense technology programs in the U.S. and abroad. Northrop Grumman conducts most of its business with the U.S. Government, principally the DoD. The company is therefore affected by, among other things, the federal budget process. The company also conducts business with local, state, and foreign governments and generates domestic and international commercial sales.

Financial Statement Reclassification

Financial Statement Reclassification – Certain amounts in the prior year financial statements and related notes have been reclassified to conform to the current presentation of the business divestitures reported as discontinued operations (see Note 6) and the business operation realignments effective in 2009 (see Note 7).

Principles of consolidation
Principles of Consolidation – The consolidated financial statements include the accounts of Northrop Grumman and its subsidiaries. All intercompany accounts, transactions, and profits among Northrop Grumman and its subsidiaries are eliminated in consolidation.

Accounting estimates

Accounting Estimates – The company’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation thereof requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates have been prepared on the basis of the most current and best available information and actual results could differ materially from those estimates.

Revenue recognition percentage of completion method

Revenue Recognition – The majority of the company’s business is derived from long-term contracts for production of goods, and services provided to the federal government. In accounting for these contracts, the company extensively utilizes the cost-to-cost and the units-of-delivery measures of the percentage-of-completion method of accounting. Sales under cost-reimbursement contracts and construction-type contracts that provide for delivery at a low volume per year or a small number of units after a lengthy period of time over which a significant amount of costs have been incurred are accounted for using the cost-to-cost method. Under this method, sales, including estimated earned fees or profits, are recorded as costs are incurred. For most contracts, sales are calculated based on the percentage that total costs incurred bear to total estimated costs at completion. Sales under construction-type contracts that provide for delivery at a high volume per year are accounted for using the units-of-delivery method. Under this method, sales are recognized as deliveries are made to the customer generally using unit sales values for delivered units in accordance with the contract terms. The company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the life of the contract based on deliveries or as computed on the basis of the estimated final average unit costs plus profit. The company classifies contract revenues as product sales or service revenues depending upon the predominant attributes of the relevant underlying contracts.

Certain contracts contain provisions for price redetermination or for cost and/or performance incentives. Such redetermined amounts or incentives are included in sales when the amounts can reasonably be determined and estimated. Amounts representing contract change orders, claims, requests for equitable adjustment, or limitations in funding are included in sales only when they can be reliably estimated and realization is probable.
Changes in estimates of contract sales, costs, and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. Hence, the effect of the changes on future periods of contract performance is recognized as if the revised estimate had been used since contract inception. A significant change in an estimate on one or more contracts could have a material effect on the company’s consolidated financial position or results of operations, and where such changes occur, separate disclosure is made of the nature, underlying conditions and financial impact of the change.

Provision for loss on contracts
In the period in which it is determined that a loss will result from the performance of a contract, the entire amount of the estimated ultimate loss is charged against income. Loss provisions are first offset against costs that are included in unbilled accounts receivable or inventoried costs, with any remaining amount reflected in liabilities.

Revenue recognition sales of services

Revenue under contracts to provide services to non-federal government customers are generally recognized when services are performed. Service contracts include operations and maintenance contracts, and outsourcing-type arrangements, primarily in the Technical Services and Information Systems segments. Revenue under such contracts is generally recognized on a straight-line basis over the period of contract performance, unless evidence suggests that the revenue is earned or the obligations are fulfilled in a different pattern. Costs incurred under these service contracts are expensed as incurred, except that direct and incremental set-up costs are capitalized and amortized over the life of the agreement (see Outsourcing Contract Costs below). Operating profit related to such service contracts may fluctuate from period to period, particularly in the earlier phases of the contract.

Revenue recognition multiple deliverable arrangements
For contracts that include more than one type of product or service, revenue recognition includes the proper identification of separate units of accounting and the allocation of revenue across all elements based on relative fair values.

General and administrative expenses

General and Administrative Expenses – In accordance with industry practice and the regulations that govern the cost accounting requirements for government contracts, most general corporate expenses incurred at both the segment and corporate locations are considered allowable and allocable costs on government contracts. For most components of the company, these costs are allocated to contracts in progress on a systematic basis and contract performance factors include this cost component as an element of cost. General and administrative expenses primarily relate to segment operations.

Research and development

Research and Development – Company-sponsored research and development activities primarily include independent research and development (IR&D) efforts related to government programs. IR&D expenses are included in general and administrative expenses and are generally allocated to government contracts. Company-sponsored IR&D expenses totaled $580 million, $588 million, and $543 million, in 2010, 2009, and 2008, respectively. Expenses for research and development sponsored by the customer are charged directly to the related contracts.

Restructuring Costs

Restructuring Costs – In accordance with the regulations that govern the cost accounting requirements for government contracts, certain costs incurred for consolidation or restructuring activities that demonstrate savings in excess of the cost to implement those actions can be deferred and amortized as allowable and allocable costs on government contracts. Such deferred costs are not expected to have a material adverse effect on the company’s consolidated financial position or results of operations.

Product warranty costs

Product Warranty Costs – The company provides certain product warranties that require repair or replacement of non-conforming items for a specified period of time often subject to a specified monetary coverage limit. Substantially all of the company’s product warranties are provided under government contracts, the costs of which are immaterial and are accounted for using the percentage-of-completion method of accounting. Accrued product warranty costs for the remainder of our products (which are almost entirely commercial products) are not material.

Environmental costs

Environmental Costs – Environmental liabilities are accrued when the company determines such amounts are reasonably estimable, and management has determined that it is probable that a liability has been incurred. When only a range of amounts is established and no amount within the range is more probable than another, the minimum amount in the range is recorded. Environmental liabilities are recorded on an undiscounted basis. At sites involving multiple parties, the company accrues environmental liabilities based upon its expected share of liability, taking into account the financial viability of other jointly liable parties. Environmental expenditures are expensed or capitalized as appropriate. Capitalized expenditures relate to long-lived improvements in currently operating facilities. The company does not anticipate and record insurance recoveries before collection is probable. At December 31, 2010, and 2009, the company did not have any accrued receivables related to insurance reimbursements.

Fair value of financial instruments

Fair Value of Financial Instruments – The company utilizes fair value measurement guidance prescribed by GAAP to value its financial instruments. The guidance includes a definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements.

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 – Quoted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 – Significant inputs to the valuation model are unobservable.

Derivative financial instruments

Derivative Financial Instruments – Derivative financial instruments are recognized as assets or liabilities in the financial statements and measured at fair value. Changes in the fair value of derivative financial instruments that qualify and are designated as fair value hedges are required to be recorded in income from continuing operations, while the effective portion of the changes in the fair value of derivative financial instruments that qualify and are designated as cash flow hedges are recorded in other comprehensive income. The company may use derivative financial instruments to manage its exposure to interest rate and foreign currency exchange risks and to balance its fixed and variable rate long-term debt portfolio. The company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments. Credit risk related to derivative financial instruments is considered minimal and is managed by requiring high credit standards for counterparties and through periodic settlements of positions.

For derivative financial instruments not designated as hedging instruments, gains or losses resulting from changes in the fair value are reported in Other, net in the consolidated statements of operations.

Income taxes

Income Taxes – Provisions for federal, foreign, state, and local income taxes are calculated on reported financial statement pre-tax income based on current tax law and include the cumulative effect of any changes in tax rates from those used previously in determining deferred tax assets and liabilities. Such provisions differ from the amounts currently payable because certain items of income and expense are recognized in different time periods for financial reporting purposes than for income tax purposes. If a tax position does not meet the minimum statutory threshold to avoid payment of penalties, the company recognizes an expense for the amount of the penalty in the period the tax position is claimed in the tax return of the company. The company recognizes interest accrued related to unrecognized tax benefits in income tax expense. Penalties, if probable and reasonably estimable, are recognized as a component of income tax expense. State and local income and franchise tax provisions are allocable to contracts in process and, accordingly, are included in general and administrative expenses.

The company makes a comprehensive review of its portfolio of uncertain tax positions regularly. In this regard, an uncertain tax position represents the company’s expected treatment of a tax position taken in a filed tax return, or planned to be taken in a future tax return or claim, that has not been reflected in measuring income tax expense for financial reporting purposes. Until these positions are sustained by the taxing authorities, the company does not recognize the tax benefits resulting from such positions and reports the tax effects as a liability for uncertain tax positions in its consolidated statements of financial position.

Cash and cash equivalents

Cash and cash equivalents – For cash and cash equivalents, the carrying amounts approximate fair value due to the short-term nature of these items. Cash and cash equivalents include short-term interest-earning debt instruments that mature in three months or less from the date purchased.

Marketable securities

Marketable Securities – At December 31, 2010, and 2009, substantially all of the company’s investments in marketable securities were classified as available-for-sale or trading. For available-for-sale securities, any unrealized gains and losses are reported as a separate component of shareholders’ equity. Unrealized gains and losses on trading securities are included in Other, net in the consolidated statements of operations. Investments in marketable securities are recorded at fair value.

Accounts receivable

Accounts Receivable – Accounts receivable include amounts billed and currently due from customers, amounts currently due but unbilled (primarily related to contracts accounted for under the cost-to-cost measure of the percentage-of-completion method of accounting), certain estimated contract change amounts, claims or requests for equitable adjustment in negotiation that are probable of recovery, and amounts retained by the customer pending contract completion.

Inventoried costs
Inventoried Costs – Inventoried costs primarily relate to work in process under fixed-price, units-of-delivery and fixed-priced-incentive contracts using labor dollars as the basis of the percentage-of-completion calculation. These costs represent accumulated contract costs less the portion of such costs allocated to delivered items. Accumulated contract costs include direct production costs, factory and engineering overhead, production tooling costs, and, for government contracts, allowable general and administrative expenses. According to the provisions of U.S. Government contracts, the customer asserts title to, or a security interest in, inventories related to such contracts as a result of contract advances, performance-based payments, and progress payments. In accordance with industry practice, inventoried costs are classified as a current asset and include amounts related to contracts having production cycles longer than one year.
General corporate expenses and IR&D allocable to commercial contracts are expensed as incurred.

Product inventory - raw materials	Product inventory primarily consists of raw materials and is stated at the lower of cost or market, generally using the average cost method.
Outsourcing contract costs

Outsourcing Contract Costs – Costs on outsourcing contracts, including costs incurred for bid and proposal activities, are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed over the contract life. These costs represent incremental external costs or certain specific internal costs that are directly related to the contract acquisition and transition/set-up. The primary types of costs that may be capitalized include labor and related fringe benefits, subcontractor costs, and travel costs. The company capitalized $4 million, $57 million, and $111 million and amortized $39 million, $46 million, and $52 million of such costs in 2010, 2009 and 2008, respectively. At December 31, 2010, and 2009, respectively, deferred outsourcing contract costs of $239 million and $274 million were included in miscellaneous other assets.

Depreciable properties

Depreciable Properties – Property, plant, and equipment owned by the company are depreciated over the estimated useful lives of individual assets. Most of these assets are depreciated using declining-balance methods, with the remainder using the straight-line method, with the following lives:

Years
Land improvements	2-45
Buildings and improvements	2-45
Machinery and other equipment	2-20
Capitalized software costs	3-5
Leasehold improvements	Length of lease

Leases

Leases – The company uses its incremental borrowing rate in the assessment of lease classification as capital or operating and defines the initial lease term to include renewal options determined to be reasonably assured. The company conducts operations primarily under operating leases.

Many of the company’s real property lease agreements contain incentives for tenant improvements, rent holidays, or rent escalation clauses. For tenant improvement incentives, the company records a deferred rent liability and amortizes the deferred rent over the term of the lease as a reduction to rent expense. For rent holidays and rent escalation clauses during the lease term, the company records minimum rental expenses on a straight-line basis over the term of the lease. For purposes of recognizing lease incentives, the company uses the date of initial possession as the commencement date, which is generally when the company is given the right of access to the space and begins to make improvements in preparation of intended use.

Goodwill and other purchased intangible assets

Goodwill and Other Purchased Intangible Assets – The company performs impairment tests for goodwill as of November 30th of each year, or when evidence of potential impairment exists. When it is determined that impairment has occurred, a charge to operations is recorded. Goodwill and other purchased intangible asset balances are included in the identifiable assets of the business segment to which they have been assigned. Any goodwill impairment, as well as the amortization of other purchased intangible assets, is charged against the respective business segments’ operating income. Purchased intangible assets are amortized on a straight-line basis over their estimated useful lives (see Note 11).

Litigation, commitments, and contingencies
Litigation, Commitments, and Contingencies – Amounts associated with litigation, commitments, and contingencies are recorded as charges to earnings when management, after taking into consideration the facts and circumstances of each matter, including any settlement offers, has determined that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Retirement benefits

Retirement Benefits – The company sponsors various pension plans covering substantially all employees. The company also provides post-retirement benefit plans other than pensions, consisting principally of health care and life insurance benefits, to eligible retirees and qualifying dependents. The liabilities, unamortized benefit plan costs and annual income or expense of the company’s pension and other post-retirement benefit plans are determined using methodologies that involve several actuarial assumptions, the most significant of which are the discount rate, the long-term rate of asset return (based on the market-related value of assets), and the medical cost experience trend rate (rate of growth for medical costs). Unamortized benefit plan costs consist primarily of accumulated net after-tax actuarial losses. Net actuarial gains or losses are re-determined annually and principally arise from gains or losses on plan assets due to variations in the fair market value of the underlying assets and changes in the benefit obligation due to changes in actuarial assumptions. Net actuarial gains or losses are amortized to expense in future periods when they exceed ten percent of the greater of the plan assets or projected benefit obligations by benefit plan. The excess of gains or losses over the ten percent threshold are subject to amortization over the average future service period of employees of approximately ten years. The fair values of plan assets are determined based on prevailing market prices or estimated fair value for investments with no available quoted prices. Not all net periodic pension income or expense is recognized in net earnings in the year incurred because it is allocated to production as product costs, and a portion remains in inventory at the end of a reporting period. The company’s funding policy for pension plans is to contribute, at a minimum, the statutorily required amount to an irrevocable trust.

Stock compensation

Stock Compensation – All of the company’s stock compensation plans are considered equity plans, and compensation expense recognized is net of estimated forfeitures over the vesting period. The company issues stock options and stock awards, in the form of restricted performance stock rights and restricted stock rights, under its existing plans. The fair value of stock option grants are estimated on the date of grant using a Black-Scholes option-pricing model and expensed on a straight-line basis over the vesting period of the options, which is generally three to four years. The fair value of stock awards is determined based on the closing market price of the company’s common stock on the grant date and at each reporting date the number of shares is adjusted to equal the number ultimately expected to vest. Compensation expense for stock awards is expensed over the vesting period, usually three to five years.

Foreign currency translation

Foreign Currency Translation – For operations outside the U.S. that prepare financial statements in currencies other than the U.S. dollar, results of operations and cash flows are translated at average exchange rates during the period, and assets and liabilities are generally translated at end-of-period exchange rates. Translation adjustments are included as a separate component of accumulated other comprehensive loss in consolidated shareholders’ equity.

Basic earnings per share

Basic Earnings Per Share from Continuing Operations – Basic earnings per share from continuing operations are calculated by dividing earnings from continuing operations available to common stockholders by the weighted-average number of shares of common stock outstanding during each period.

Diluted earnings per share

Diluted Earnings Per Share from Continuing Operations – Diluted earnings per share from continuing operations include the dilutive effect of stock options and other stock awards granted to employees under stock-based compensation plans. The dilutive effect of these securities totaled 4.2 million, 4.1 million and 7.1 million shares for the years ended December 31, 2010, 2009, and 2008.

The weighted-average diluted shares outstanding for the years ended December 31, 2010, 2009, and 2008, exclude anti-dilutive stock options to purchase approximately 2.8 million shares, 8.1 million shares, and 2.1 million shares, respectively, because such options have exercise prices in excess of the average market price of the company’s common stock during the year.

Foreign income

Foreign Income – As of December 31, 2010, the company had approximately $668 million of accumulated undistributed earnings generated by its foreign subsidiaries. No deferred tax liability has been recorded on these earnings since the company intends to permanently reinvest these earnings, thereby indefinitely postponing their remittance. Should these earnings be distributed in the form of dividends or otherwise, the distributions would be subject to U.S. federal income tax at the statutory rate of 35 percent, less foreign tax credits available to offset such distributions, if any. In addition, such distributions would be subject to withholding taxes in the various tax jurisdictions.